iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a)
..................... 3,011 $ 1,963,714
Boeing Co. (The)
(a)
........................ 31,064 5,483,417
BWX Technologies, Inc. .................... 3,882 438,394
Curtiss-Wright Corp. ....................... 1,597 554,063
General Dynamics Corp. .................... 10,743 2,760,736
General Electric Co. ....................... 45,030 9,166,757
HEICO Corp. ........................... 1,639 391,623
HEICO Corp. , Class A ...................... 3,052 580,887
Hexcel Corp. ............................ 3,546 231,199
Howmet Aerospace, Inc. .................... 17,003 2,152,240
Huntington Ingalls Industries, Inc. .............. 1,671 329,622
L3Harris Technologies, Inc. .................. 7,907 1,676,363
Lockheed Martin Corp. ..................... 8,800 4,073,960
Northrop Grumman Corp. ................... 5,681 2,768,181
RTX Corp. ............................. 55,424 7,146,925
Textron, Inc. ............................ 7,806 597,237
TransDigm Group, Inc. ..................... 2,334 3,158,696
Woodward, Inc. .......................... 2,428 449,787
43,923,801
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 4,856 483,123
Expeditors International of Washington, Inc. ....... 5,839 663,194
FedEx Corp. ............................ 9,389 2,486,864
GXO Logistics, Inc.
(a)
...................... 4,886 222,069
United Parcel Service, Inc. , Class B ............ 30,330 3,464,596
7,319,846
a
Automobile Components  —  0 .1%
Aptiv PLC
(a) (b)
............................ 9,765 609,531
Autoliv, Inc. ............................. 3,082 297,906
BorgWarner, Inc. ......................... 9,685 308,951
Gentex Corp. ........................... 9,576 248,210
Lear Corp. ............................. 2,440 229,580
Mobileye Global, Inc. , Class A
(a) (b)
.............. 3,169 52,368
1,746,546
a
Automobiles  —  2 .2%
Ford Motor Co. .......................... 161,260 1,625,501
General Motors Co. ....................... 45,692 2,259,926
Harley-Davidson, Inc. ...................... 4,914 132,973
Lucid Group, Inc.
(a) (b)
....................... 47,166 130,178
Rivian Automotive, Inc. , Class A
(a) (b)
............. 29,663 372,567
Tesla, Inc.
(a)
............................. 116,178 47,005,619
Thor Industries, Inc. ....................... 2,260 232,419
51,759,183
a
Banks  —  3 .6%
Bank of America Corp. ..................... 277,393 12,843,296
Bank OZK ............................. 4,409 223,933
BOK Financial Corp. ....................... 935 103,243
Citigroup, Inc. ........................... 78,591 6,399,665
Citizens Financial Group, Inc. ................ 18,677 888,465
Comerica, Inc. ........................... 5,116 344,409
Commerce Bancshares, Inc. ................. 5,287 353,172
Cullen/Frost Bankers, Inc. ................... 2,641 368,155
East West Bancorp, Inc. .................... 5,664 583,222
Fifth Third Bancorp ....................... 28,196 1,249,365
First Citizens BancShares, Inc. , Class A .......... 479 1,056,046
First Financial Bankshares, Inc. ............... 5,224 194,646
First Horizon Corp. ........................ 22,132 484,469
FNB Corp. ............................. 14,736 231,208
Glacier Bancorp, Inc. ...................... 4,678 232,356
Security Shares Value
a
Banks (continued)
Home BancShares, Inc. .................... 7,752 $ 234,033
Huntington Bancshares, Inc. ................. 59,873 1,029,816
JPMorgan Chase & Co. .................... 117,117 31,305,374
KeyCorp ............................... 41,190 740,596
M&T Bank Corp. ......................... 6,883 1,385,135
Pinnacle Financial Partners, Inc. ............... 3,204 399,763
PNC Financial Services Group, Inc. (The) ........ 16,553 3,326,325
Popular, Inc. ............................ 3,141 323,335
Prosperity Bancshares, Inc. .................. 3,901 312,080
Regions Financial Corp. .................... 37,924 934,447
SouthState Corp. ......................... 4,082 431,018
Synovus Financial Corp. .................... 6,078 342,921
TFS Financial Corp. ....................... 2,175 29,841
Truist Financial Corp. ...................... 55,647 2,649,910
U.S. Bancorp ........................... 64,719 3,092,274
UMB Financial Corp. ...................... 1,792 211,277
United Bankshares, Inc. .................... 5,651 217,563
Valley National Bancorp .................... 19,484 200,296
Webster Financial Corp. .................... 7,317 440,776
Wells Fargo & Co. ........................ 138,355 10,902,374
Western Alliance Bancorp ................... 4,495 394,976
Wintrust Financial Corp. .................... 2,734 357,635
Zions Bancorp NA ........................ 6,113 353,698
85,171,113
a
Beverages  —  1 .0%
Brown-Forman Corp. , Class A ................ 2,255 75,136
Brown-Forman Corp. , Class B , NVS ............ 7,576 250,084
Celsius Holdings, Inc.
(a)
..................... 6,137 153,302
Coca-Cola Co. (The) ...................... 161,348 10,242,371
Coca-Cola Consolidated, Inc. ................. 246 336,435
Constellation Brands, Inc. , Class A ............. 6,528 1,180,263
Keurig Dr Pepper, Inc. ..................... 46,732 1,500,097
Molson Coors Beverage Co. , Class B ........... 7,319 400,715
Monster Beverage Corp.
(a)
................... 29,260 1,425,255
National Beverage Corp. .................... 999 42,008
PepsiCo, Inc. ........................... 57,042 8,595,659
24,201,325
a
Biotechnology  —  1 .8%
AbbVie, Inc. ............................ 73,432 13,504,145
Alkermes PLC
(a) (b)
......................... 6,883 217,021
Alnylam Pharmaceuticals, Inc.
(a)
............... 5,366 1,455,850
Amgen, Inc. ............................ 22,400 6,393,408
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 4,401 127,673
Arrowhead Pharmaceuticals, Inc.
(a) (b)
............ 5,191 103,197
Biogen, Inc.
(a)
........................... 6,099 877,829
BioMarin Pharmaceutical, Inc.
(a)
............... 7,859 497,946
Blueprint Medicines Corp.
(a) (b)
................. 2,632 296,179
CRISPR Therapeutics AG
(a) (b)
................. 3,560 148,060
Denali Therapeutics, Inc.
(a)
.................. 5,264 122,651
Exact Sciences Corp.
(a) (b)
.................... 7,559 423,682
Exelixis, Inc.
(a)
........................... 11,883 393,921
Gilead Sciences, Inc. ...................... 51,844 5,039,237
Halozyme Therapeutics, Inc.
(a)
................ 5,162 292,376
Incyte Corp.
(a)
........................... 6,652 493,312
Insmed, Inc.
(a) (b)
.......................... 7,465 571,670
Ionis Pharmaceuticals, Inc.
(a)
................. 6,758 215,580
Moderna, Inc.
(a) (b)
......................... 13,950 549,909
Natera, Inc.
(a)
........................... 5,487 970,760
Neurocrine Biosciences, Inc.
(a)
................ 4,262 647,057
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,399 2,960,439
Roivant Sciences Ltd.
(a) (b)
................... 18,177 202,310
Sarepta Therapeutics, Inc.
(a) (b)
................ 4,036 458,974

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 3,790 $ 163,084
United Therapeutics Corp.
(a)
.................. 1,859 652,825
Vaxcyte, Inc.
(a)
........................... 4,669 412,366
Vertex Pharmaceuticals, Inc.
(a)
................ 10,698 4,939,053
43,130,514
a
Broadline Retail  —  4 .0%
Amazon.com, Inc.
(a)
....................... 389,305 92,530,012
eBay, Inc. .............................. 19,904 1,343,122
Etsy, Inc.
(a)
............................. 4,952 271,914
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 2,568 286,358
94,431,406
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 4,910 330,443
Advanced Drainage Systems, Inc. ............. 2,878 347,979
Allegion PLC ............................ 3,668 486,854
Armstrong World Industries, Inc. ............... 1,890 285,409
Builders FirstSource, Inc.
(a)
.................. 4,851 811,475
Carlisle Companies, Inc. .................... 1,921 748,153
Carrier Global Corp. ....................... 34,926 2,283,462
Fortune Brands Innovations, Inc. .............. 5,109 366,162
Johnson Controls International PLC ............ 27,830 2,170,740
Lennox International, Inc. ................... 1,318 780,809
Masco Corp. ............................ 9,026 715,581
Owens Corning .......................... 3,607 665,672
Simpson Manufacturing Co., Inc. .............. 1,780 299,040
Trane Technologies PLC .................... 9,344 3,389,536
Trex Co., Inc.
(a)
.......................... 4,645 338,295
UFP Industries, Inc. ....................... 2,540 293,751
Zurn Elkay Water Solutions Corp. .............. 6,007 236,916
14,550,277
a
Capital Markets  —  3 .6%
Affiliated Managers Group, Inc. ............... 1,242 233,421
Ameriprise Financial, Inc. ................... 4,031 2,190,284
Ares Management Corp. , Class A .............. 7,682 1,522,726
Bank of New York Mellon Corp. (The) ........... 30,214 2,596,289
BlackRock, Inc.
(c)
......................... 6,049 6,505,700
Blackstone, Inc. .......................... 30,035 5,319,499
Blue Owl Capital, Inc. , Class A ................ 21,508 559,423
Carlyle Group, Inc. (The) .................... 8,934 501,733
Cboe Global Markets, Inc. ................... 4,335 885,771
Charles Schwab Corp. (The) ................. 62,328 5,155,772
CME Group, Inc. , Class A ................... 14,954 3,536,920
Coinbase Global, Inc. , Class A
(a)
............... 8,514 2,480,384
Evercore, Inc. , Class A ..................... 1,485 432,536
FactSet Research Systems, Inc. ............... 1,602 760,005
Franklin Resources, Inc. .................... 12,544 278,979
Goldman Sachs Group, Inc. (The) ............. 13,044 8,353,378
Hamilton Lane, Inc. , Class A ................. 1,693 269,492
Houlihan Lokey, Inc. , Class A ................. 2,221 403,600
Interactive Brokers Group, Inc. , Class A .......... 4,447 966,956
Intercontinental Exchange, Inc. ............... 23,843 3,810,827
Invesco Ltd. ............................ 18,747 360,505
Janus Henderson Group PLC ................ 5,460 245,318
Jefferies Financial Group, Inc. ................ 6,763 520,007
KKR & Co., Inc. .......................... 28,088 4,692,662
Lazard, Inc. ............................ 4,685 254,723
LPL Financial Holdings, Inc. .................. 3,102 1,138,093
MarketAxess Holdings, Inc. .................. 1,569 346,168
Moody's Corp. ........................... 6,478 3,235,372
Morgan Stanley .......................... 51,675 7,153,370
Morningstar, Inc. ......................... 1,100 361,504
MSCI, Inc. ............................. 3,276 1,955,018
Security Shares Value
a
Capital Markets (continued)
Nasdaq, Inc. ............................ 17,301 $ 1,424,564
Northern Trust Corp. ....................... 8,400 943,236
Raymond James Financial, Inc. ............... 7,643 1,287,693
Robinhood Markets, Inc. , Class A
(a)
............. 29,559 1,535,590
S&P Global, Inc. ......................... 13,194 6,879,484
SEI Investments Co. ....................... 4,127 357,316
State Street Corp. ........................ 12,364 1,256,430
Stifel Financial Corp. ...................... 4,157 481,588
T Rowe Price Group, Inc. ................... 9,194 1,074,962
TPG, Inc. , Class A ........................ 3,649 245,395
Tradeweb Markets, Inc. , Class A ............... 4,863 617,115
Virtu Financial, Inc. , Class A .................. 3,266 130,836
83,260,644
a
Chemicals  —  1 .3%
Air Products and Chemicals, Inc. .............. 9,260 3,104,508
Albemarle Corp. ......................... 4,898 412,363
Ashland, Inc. ............................ 1,951 123,869
Axalta Coating Systems Ltd.
(a)
................ 9,243 332,193
Celanese Corp. .......................... 4,552 323,374
CF Industries Holdings, Inc. .................. 7,383 680,786
Chemours Co. (The) ....................... 6,212 117,966
Corteva, Inc. ............................ 28,840 1,882,387
Dow, Inc. .............................. 28,972 1,131,357
DuPont de Nemours, Inc. ................... 17,228 1,323,110
Eastman Chemical Co. ..................... 4,868 485,096
Ecolab, Inc. ............................ 10,541 2,637,253
Element Solutions, Inc. ..................... 9,515 245,582
FMC Corp. ............................. 5,265 293,682
Huntsman Corp. ......................... 6,439 108,368
International Flavors & Fragrances, Inc. .......... 10,664 928,728
Linde PLC ............................. 19,787 8,827,376
LyondellBasell Industries N.V. , Class A .......... 10,691 809,309
Mosaic Co. (The) ......................... 12,889 359,474
NewMarket Corp. ......................... 296 147,414
Olin Corp. .............................. 4,880 142,935
PPG Industries, Inc. ....................... 9,627 1,110,763
RPM International, Inc. ..................... 5,381 681,235
Scotts Miracle-Gro Co. (The) , Class A ........... 1,666 118,219
Sherwin-Williams Co. (The) .................. 9,668 3,462,691
Westlake Corp. .......................... 1,324 151,294
29,941,332
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 14,278 2,863,738
Clean Harbors, Inc.
(a)
...................... 2,115 492,795
Copart, Inc.
(a)
........................... 36,493 2,114,039
MSA Safety, Inc. ......................... 1,669 274,934
RB Global, Inc. .......................... 7,561 676,558
Republic Services, Inc. ..................... 8,450 1,832,552
Rollins, Inc. ............................. 11,677 578,012
Tetra Tech, Inc. .......................... 11,260 414,368
Veralto Corp. ............................ 10,294 1,064,297
Waste Management, Inc. .................... 15,195 3,346,851
13,658,144
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 42,973 4,951,779
Ciena Corp.
(a)
........................... 5,854 510,118
Cisco Systems, Inc. ....................... 165,636 10,037,542
F5, Inc.
(a)
.............................. 2,467 733,340
Juniper Networks, Inc. ..................... 13,325 464,509
Lumentum Holdings, Inc.
(a)
.................. 2,885 245,398
Motorola Solutions, Inc. .................... 6,928 3,250,964

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Communications Equipment (continued)
Ubiquiti, Inc. ............................ 177 $ 71,427
20,265,077
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,634 594,049
API Group Corp.
(a)
........................ 9,974 380,508
Comfort Systems USA, Inc. .................. 1,482 647,264
EMCOR Group, Inc. ....................... 1,937 867,892
Everus Construction Group, Inc.
(a)
.............. 2,121 145,946
Fluor Corp.
(a)
............................ 7,136 344,027
MasTec, Inc.
(a)
........................... 2,472 358,662
Quanta Services, Inc. ...................... 6,118 1,881,958
Valmont Industries, Inc. ..................... 872 289,295
WillScot Holdings Corp. , Class A
(a) (b)
............ 8,005 296,665
5,806,266
a
Construction Materials  —  0 .3%
CRH PLC .............................. 28,173 2,789,972
Eagle Materials, Inc. ....................... 1,392 357,382
Martin Marietta Materials, Inc. ................ 2,546 1,385,330
Vulcan Materials Co. ...................... 5,501 1,508,099
6,040,783
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 11,473 447,103
American Express Co. ..................... 23,125 7,341,031
Capital One Financial Corp. .................. 15,832 3,225,137
Credit Acceptance Corp.
(a) (b)
.................. 256 129,989
Discover Financial Services .................. 10,356 2,082,488
FirstCash Holdings, Inc. .................... 1,617 176,495
OneMain Holdings, Inc. ..................... 5,096 283,032
SLM Corp. ............................. 9,256 258,335
SoFi Technologies, Inc.
(a) (b)
.................. 44,223 697,839
Synchrony Financial ....................... 16,462 1,135,549
15,776,998
a
Consumer Staples Distribution & Retail  —  2 .0%
Albertsons Companies, Inc. , Class A ............ 16,758 335,998
BJ's Wholesale Club Holdings, Inc.
(a)
............ 5,407 535,563
Casey's General Stores, Inc. ................. 1,547 652,478
Costco Wholesale Corp. .................... 18,432 18,061,148
Dollar General Corp. ...................... 9,228 655,742
Dollar Tree, Inc.
(a)
......................... 8,417 617,387
Kroger Co. (The) ......................... 27,665 1,705,271
Maplebear, Inc.
(a)
......................... 6,846 330,525
Performance Food Group Co.
(a)
............... 6,383 576,449
Sprouts Farmers Market, Inc.
(a)
................ 4,237 670,887
Sysco Corp. ............................ 20,487 1,493,912
Target Corp. ............................ 19,131 2,638,356
U.S. Foods Holding Corp.
(a)
.................. 9,681 686,673
Walgreens Boots Alliance, Inc. ................ 29,699 305,306
Walmart, Inc. ............................ 180,570 17,724,751
46,990,446
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 59,647 579,769
AptarGroup, Inc. ......................... 2,830 444,734
Avery Dennison Corp. ...................... 3,372 626,282
Ball Corp. .............................. 12,647 704,438
Berry Global Group, Inc. .................... 4,879 331,382
Crown Holdings, Inc. ...................... 4,995 438,861
Graphic Packaging Holding Co. ............... 12,687 348,004
International Paper Co. ..................... 14,279 794,341
Packaging Corp. of America ................. 3,690 784,715
Sealed Air Corp. ......................... 5,661 197,173
Silgan Holdings, Inc. ....................... 3,412 187,728
Security Shares Value
a
Containers & Packaging (continued)
Smurfit WestRock PLC ..................... 20,555 $ 1,091,265
Sonoco Products Co. ...................... 4,057 193,275
6,721,967
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 5,816 676,110
LKQ Corp. ............................. 11,123 415,889
Pool Corp. ............................. 1,567 539,440
1,631,439
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 14,854 114,079
Bright Horizons Family Solutions, Inc.
(a)
.......... 2,419 296,569
Duolingo, Inc. , Class A
(a)
.................... 1,569 571,100
Grand Canyon Education, Inc.
(a)
............... 1,198 210,417
H&R Block, Inc. .......................... 5,902 326,440
Service Corp. International .................. 6,160 481,219
1,999,824
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 9,000 503,190
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 298,746 7,089,242
Frontier Communications Parent, Inc.
(a)
.......... 9,188 328,563
Iridium Communications, Inc. ................. 5,193 149,299
Liberty Global, Ltd. , Class A
(a)
................ 7,207 82,953
Liberty Global, Ltd. , Class C , NVS
(a) (b)
........... 6,666 78,192
Verizon Communications, Inc. ................ 174,815 6,885,963
14,614,212
a
Electric Utilities  —  1 .4%
ALLETE, Inc. ........................... 2,414 158,407
Alliant Energy Corp. ....................... 10,734 632,018
American Electric Power Co., Inc. .............. 22,179 2,181,526
Constellation Energy Corp. .................. 13,011 3,903,040
Duke Energy Corp. ....................... 32,139 3,599,247
Edison International ....................... 15,984 863,136
Entergy Corp. ........................... 17,613 1,428,062
Evergy, Inc. ............................. 9,464 607,305
Eversource Energy ....................... 15,225 878,178
Exelon Corp. ............................ 41,734 1,669,360
FirstEnergy Corp. ........................ 21,354 849,889
IDACORP, Inc. .......................... 2,277 250,333
NextEra Energy, Inc. ...................... 85,664 6,130,116
NRG Energy, Inc. ......................... 8,464 867,052
OGE Energy Corp. ........................ 8,282 349,749
PG&E Corp. ............................ 90,846 1,421,740
Pinnacle West Capital Corp. ................. 4,648 404,190
Portland General Electric Co. ................. 4,420 181,839
PPL Corp. ............................. 30,530 1,025,808
Southern Co. (The) ....................... 45,498 3,819,557
TXNM Energy, Inc. ........................ 3,634 175,704
Xcel Energy, Inc. ......................... 23,862 1,603,526
32,999,782
a
Electrical Equipment  —  0 .9%
Acuity Brands, Inc. ........................ 1,238 411,499
AMETEK, Inc. ........................... 9,653 1,781,558
Eaton Corp. PLC ......................... 16,422 5,360,798
Emerson Electric Co. ...................... 23,710 3,081,114
EnerSys ............................... 1,691 164,145
GE Vernova, Inc. ......................... 11,467 4,275,815
Generac Holdings, Inc.
(a)
.................... 2,485 371,085
Hubbell, Inc. ............................ 2,205 932,737
NEXTracker, Inc. , Class A
(a)
.................. 5,976 301,310

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment (continued)
nVent Electric PLC ........................ 6,990 $ 454,979
Regal Rexnord Corp. ...................... 2,816 446,984
Rockwell Automation, Inc. ................... 4,704 1,309,735
Sensata Technologies Holding PLC ............ 6,335 172,058
Sunrun, Inc.
(a)
........................... 8,893 80,482
Vertiv Holdings Co. , Class A ................. 15,629 1,828,905
20,973,204
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 50,243 3,556,199
Arrow Electronics, Inc.
(a)
.................... 2,278 265,501
Avnet, Inc. ............................. 3,480 179,777
CDW Corp. ............................. 5,495 1,094,274
Cognex Corp. ........................... 7,182 286,562
Coherent Corp.
(a)
......................... 6,387 577,960
Corning, Inc. ............................ 31,721 1,652,030
Crane NXT Co. .......................... 1,941 124,166
Fabrinet
(a) (b)
............................. 1,506 325,612
Flex Ltd.
(a) (b)
............................ 16,542 688,974
IPG Photonics Corp.
(a)
..................... 1,312 96,209
Jabil, Inc. .............................. 4,726 767,550
Keysight Technologies, Inc.
(a)
................. 7,287 1,299,636
Littelfuse, Inc. ........................... 1,014 241,697
TD SYNNEX Corp. ........................ 3,241 461,875
TE Connectivity PLC ...................... 12,432 1,839,563
Teledyne Technologies, Inc.
(a)
................. 1,942 993,003
Trimble, Inc.
(a)
........................... 10,174 762,643
Vontier Corp. ............................ 6,278 242,017
Zebra Technologies Corp. , Class A
(a)
............ 2,127 833,656
16,288,904
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 41,169 1,901,184
ChampionX Corp. ........................ 8,177 234,189
Halliburton Co. .......................... 36,689 954,648
Noble Corp. PLC , Class A ................... 5,719 183,294
NOV, Inc. .............................. 16,042 231,807
Schlumberger N.V. ........................ 59,134 2,381,917
TechnipFMC PLC ........................ 18,036 541,982
Transocean, Ltd.
(a) (b)
....................... 31,476 123,386
Weatherford International PLC ................ 3,048 191,872
6,744,279
a
Entertainment  —  1 .5%
Electronic Arts, Inc. ....................... 10,016 1,231,067
Endeavor Group Holdings, Inc. , Class A
(b)
........ 7,822 239,197
Liberty Media Corp.-Liberty Formula One , Class A ,
Series A
(a)
............................ 961 84,587
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 9,186 879,100
Liberty Media Corp.-Liberty Live , Class A
(a)
........ 810 58,296
Liberty Media Corp.-Liberty Live , Class C , NVS
(a)
... 1,902 139,968
Live Nation Entertainment, Inc.
(a) (b)
............. 6,525 944,037
Madison Square Garden Sports Corp. , Class A
(a)
.... 719 158,086
Netflix, Inc.
(a)
............................ 17,787 17,373,630
ROBLOX Corp. , Class A
(a)
................... 22,295 1,584,506
Roku, Inc. , Class A
(a)
...................... 5,161 427,124
Take-Two Interactive Software, Inc.
(a)
............ 6,813 1,263,880
TKO Group Holdings, Inc. , Class A
(a)
............ 2,768 429,621
Walt Disney Co. (The) ..................... 75,316 8,515,227
Warner Bros Discovery, Inc. , Series A
(a)
.......... 91,897 959,405
Warner Music Group Corp. , Class A ............ 5,750 182,850
34,470,581
a
Security Shares Value
a
Financial Services  —  4 .4%
Affirm Holdings, Inc. , Class A
(a)
................ 10,420 $ 636,349
Apollo Global Management, Inc. ............... 18,575 3,175,953
Berkshire Hathaway, Inc. , Class B
(a)
............ 76,250 35,736,087
Block, Inc. , Class A
(a)
...................... 23,260 2,112,473
Corpay, Inc.
(a)
........................... 2,893 1,100,758
Equitable Holdings, Inc. .................... 12,390 674,264
Essent Group Ltd. ........................ 4,645 270,571
Euronet Worldwide, Inc.
(a)
................... 1,721 169,519
Fidelity National Information Services, Inc. ........ 22,372 1,822,647
Fiserv, Inc.
(a)
............................ 23,757 5,132,462
Global Payments, Inc. ..................... 10,701 1,207,608
Jack Henry & Associates, Inc. ................ 3,037 528,711
Mastercard, Inc. , Class A .................... 34,107 18,944,051
MGIC Investment Corp. .................... 10,800 275,832
PayPal Holdings, Inc.
(a)
..................... 41,925 3,713,717
Radian Group, Inc. ........................ 6,625 225,383
Rocket Companies, Inc. , Class A
(a) (b)
............ 5,652 71,215
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 2,810 336,779
Toast, Inc. , Class A
(a)
...................... 17,646 722,074
UWM Holdings Corp. , Class A ................ 5,276 31,814
Visa, Inc. , Class A ........................ 71,889 24,571,660
Voya Financial, Inc. ....................... 4,229 300,217
Western Union Co. (The) ................... 11,601 119,722
WEX, Inc.
(a)
............................. 1,712 314,820
102,194,686
a
Food Products  —  0 .6%
Archer-Daniels-Midland Co. .................. 19,920 1,020,502
Bunge Global SA ......................... 5,813 442,544
Conagra Brands, Inc. ...................... 19,830 513,399
Darling Ingredients, Inc.
(a)
................... 6,574 246,262
Flowers Foods, Inc. ....................... 7,842 153,311
General Mills, Inc. ........................ 23,189 1,394,587
Hershey Co. (The) ........................ 6,125 914,156
Hormel Foods Corp. ....................... 11,936 357,841
Ingredion, Inc. ........................... 2,626 358,291
J M Smucker Co. (The) ..................... 4,429 473,416
Kellanova .............................. 11,125 909,246
Kraft Heinz Co. (The) ...................... 36,771 1,097,247
Lamb Weston Holdings, Inc. ................. 6,010 360,239
Lancaster Colony Corp. .................... 846 142,754
McCormick & Co., Inc. , NVS ................. 10,514 811,996
Mondelez International, Inc. , Class A ............ 55,354 3,209,978
Pilgrim's Pride Corp.
(a)
..................... 1,507 70,136
Post Holdings, Inc.
(a)
....................... 2,046 217,203
The Campbell's Company ................... 8,373 324,621
Tyson Foods, Inc. , Class A .................. 11,789 665,961
13,683,690
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 6,506 927,170
MDU Resources Group, Inc. ................. 8,486 151,221
National Fuel Gas Co. ..................... 3,940 275,918
New Jersey Resources Corp. ................. 4,104 196,787
ONE Gas, Inc. ........................... 2,396 169,253
Southwest Gas Holdings, Inc. ................ 2,482 185,356
Spire, Inc. .............................. 2,468 175,129
UGI Corp. .............................. 8,815 270,885
2,351,719
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a)
................... 828 74,272
CSX Corp. ............................. 80,053 2,631,342
JB Hunt Transport Services, Inc. .............. 3,292 563,656
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,761 385,985

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Ground Transportation (continued)
Landstar System, Inc. ...................... 1,466 $ 241,392
Lyft, Inc. , Class A
(a)
........................ 14,891 201,624
Norfolk Southern Corp. ..................... 9,373 2,392,927
Old Dominion Freight Line, Inc. ............... 7,857 1,458,338
Saia, Inc.
(a) (b)
............................ 1,086 521,399
Uber Technologies, Inc.
(a)
................... 87,409 5,843,292
U-Haul Holding Co.
(a) (b)
..................... 410 29,877
U-Haul Holding Co. , Series N , NVS ............. 4,110 266,081
Union Pacific Corp. ....................... 25,290 6,266,609
XPO, Inc.
(a)
............................. 4,893 654,047
21,530,841
a
Health Care Equipment & Supplies  —  2 .3%
Abbott Laboratories ....................... 72,201 9,236,674
Align Technology, Inc.
(a)
..................... 2,912 638,048
Baxter International, Inc. .................... 21,031 684,769
Becton Dickinson & Co. .................... 12,042 2,981,599
Boston Scientific Corp.
(a)
.................... 61,390 6,283,881
Cooper Companies, Inc. (The)
(a)
............... 8,240 795,572
Dentsply Sirona, Inc. ...................... 8,341 164,818
Dexcom, Inc.
(a)
.......................... 16,231 1,409,338
Edwards Lifesciences Corp.
(a)
................ 24,509 1,775,677
GE HealthCare Technologies, Inc. ............. 18,959 1,674,080
Globus Medical, Inc. , Class A
(a)
............... 4,829 447,745
Haemonetics Corp.
(a)
...................... 2,081 143,693
Hologic, Inc.
(a)
........................... 9,549 688,865
IDEXX Laboratories, Inc.
(a)
................... 3,410 1,439,191
Inspire Medical Systems, Inc.
(a) (b)
.............. 1,222 236,457
Insulet Corp.
(a) (b)
.......................... 2,880 801,734
Intuitive Surgical, Inc.
(a)
..................... 14,800 8,463,824
Masimo Corp.
(a)
.......................... 1,827 318,318
Medtronic PLC .......................... 53,434 4,852,876
Penumbra, Inc.
(a)
......................... 1,645 439,166
ResMed, Inc. ........................... 6,085 1,437,155
Solventum Corp.
(a)
........................ 5,799 429,474
STERIS PLC ............................ 4,122 909,519
Stryker Corp. ........................... 14,282 5,588,404
Teleflex, Inc. ............................ 1,935 348,764
Zimmer Biomet Holdings, Inc. ................ 8,399 919,523
53,109,164
a
Health Care Providers & Services  —  2 .1%
Acadia Healthcare Co., Inc.
(a) (b)
................ 3,930 177,282
Cardinal Health, Inc. ....................... 10,117 1,251,068
Cencora, Inc. ........................... 7,268 1,847,598
Centene Corp.
(a)
......................... 20,979 1,343,285
Chemed Corp. ........................... 634 356,308
Cigna Group (The) ........................ 11,584 3,408,129
CVS Health Corp. ........................ 52,269 2,952,153
DaVita, Inc.
(a)
............................ 1,922 338,656
Elevance Health, Inc. ...................... 9,619 3,806,238
Encompass Health Corp. ................... 4,192 416,140
Ensign Group, Inc. (The) .................... 2,362 329,877
Guardant Health, Inc.
(a)
..................... 5,434 255,289
HCA Healthcare, Inc. ...................... 7,578 2,500,058
HealthEquity, Inc.
(a)
........................ 3,643 402,260
Henry Schein, Inc.
(a) (b)
...................... 5,114 409,120
Humana, Inc. ........................... 4,973 1,458,233
Labcorp Holdings, Inc. ..................... 3,444 860,311
McKesson Corp. ......................... 5,274 3,136,712
Molina Healthcare, Inc.
(a)
.................... 2,441 757,711
Option Care Health, Inc.
(a)
................... 7,485 231,436
Quest Diagnostics, Inc. ..................... 4,576 746,346
Tenet Healthcare Corp.
(a)
.................... 3,992 562,433
UnitedHealth Group, Inc. .................... 38,287 20,770,315
Security Shares Value
a
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B ......... 2,512 $ 473,663
48,790,621
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 6,551 637,740
Healthcare Realty Trust, Inc. , Class A ........... 15,493 259,508
Healthpeak Properties, Inc. .................. 29,180 602,859
Omega Healthcare Investors, Inc. .............. 10,742 398,098
Sabra Health Care REIT, Inc. ................. 9,921 165,780
Ventas, Inc. ............................ 17,480 1,056,142
Welltower, Inc. ........................... 24,582 3,354,951
6,475,078
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a)
.................... 5,047 298,278
Veeva Systems, Inc. , Class A
(a)
............... 6,137 1,431,516
1,729,794
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 29,744 497,022
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a)
...................... 17,987 2,359,355
Aramark ............................... 10,984 427,387
Booking Holdings, Inc. ..................... 1,376 6,518,883
Boyd Gaming Corp. ....................... 2,948 225,964
Caesars Entertainment, Inc.
(a)
................ 9,002 324,522
Carnival Corp.
(a)
.......................... 43,164 1,194,348
Cava Group, Inc.
(a)
........................ 3,373 455,524
Chipotle Mexican Grill, Inc.
(a)
................. 56,622 3,303,894
Choice Hotels International, Inc.
(b)
.............. 875 128,914
Churchill Downs, Inc. ...................... 3,059 378,031
Darden Restaurants, Inc. ................... 4,942 964,876
Domino's Pizza, Inc. ....................... 1,461 656,164
DoorDash, Inc. , Class A
(a)
................... 13,916 2,627,758
DraftKings, Inc. , Class A
(a)
................... 20,239 849,026
Dutch Bros, Inc. , Class A
(a)
.................. 4,742 296,470
Expedia Group, Inc.
(a)
...................... 5,193 887,743
Flutter Entertainment PLC
(a)
.................. 7,390 1,972,908
Hilton Worldwide Holdings, Inc. ............... 10,130 2,593,989
Hyatt Hotels Corp. , Class A .................. 1,850 292,725
Las Vegas Sands Corp. .................... 14,726 674,893
Light & Wonder, Inc.
(a)
...................... 3,684 323,860
Marriott International, Inc. , Class A ............. 9,654 2,805,356
McDonald's Corp. ........................ 29,791 8,600,662
MGM Resorts International
(a)
................. 9,618 331,629
Norwegian Cruise Line Holdings Ltd.
(a)
........... 17,916 507,919
Planet Fitness, Inc. , Class A
(a)
................ 3,410 368,826
Royal Caribbean Cruises Ltd. ................ 10,280 2,740,648
Starbucks Corp. .......................... 47,222 5,084,865
Texas Roadhouse, Inc. ..................... 2,722 492,954
Vail Resorts, Inc. ......................... 1,602 272,532
Viking Holdings, Ltd.
(a)
..................... 3,790 191,888
Wendy's Co. (The) ........................ 6,858 101,704
Wingstop, Inc. ........................... 1,221 363,736
Wyndham Hotels & Resorts, Inc. .............. 3,290 345,516
Wynn Resorts Ltd. ........................ 3,783 328,553
Yum! Brands, Inc. ........................ 11,704 1,527,372
51,521,394
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 12,224 1,734,586
Garmin Ltd. ............................. 6,400 1,381,440
Lennar Corp. , Class A ...................... 10,070 1,321,587
Lennar Corp. , Class B ..................... 517 65,033
Mohawk Industries, Inc.
(a)
................... 2,258 276,153

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Durables (continued)
Newell Brands, Inc. ....................... 17,936 $ 178,643
NVR, Inc.
(a)
............................. 128 1,026,071
PulteGroup, Inc. ......................... 8,645 983,628
SharkNinja, Inc.
(a)
......................... 2,740 306,359
Tempur Sealy International, Inc. ............... 7,202 454,734
Toll Brothers, Inc. ......................... 4,223 573,526
TopBuild Corp.
(a)
......................... 1,249 428,007
Whirlpool Corp. .......................... 2,246 235,853
8,965,620
a
Household Products  —  1 .0%
Church & Dwight Co., Inc. ................... 10,266 1,083,268
Clorox Co. (The) ......................... 5,102 809,585
Colgate-Palmolive Co. ..................... 33,789 2,929,506
Kimberly-Clark Corp. ...................... 13,951 1,813,212
Procter & Gamble Co. (The) ................. 98,006 16,268,016
Reynolds Consumer Products, Inc. ............. 2,468 68,142
22,971,729
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 29,718 326,898
Clearway Energy, Inc. , Class A ................ 1,408 34,538
Clearway Energy, Inc. , Class C ............... 3,317 86,010
Talen Energy Corp.
(a) (b)
..................... 2,113 468,516
Vistra Corp. ............................ 14,139 2,375,776
3,291,738
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 22,724 3,458,593
Honeywell International, Inc. ................. 27,017 6,044,243
9,502,836
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 11,129 243,169
EastGroup Properties, Inc. .................. 2,022 342,971
First Industrial Realty Trust, Inc. ............... 5,535 295,514
Lineage, Inc.
(b)
........................... 2,401 144,060
Prologis, Inc. ............................ 38,600 4,603,050
Rexford Industrial Realty, Inc. ................ 9,178 373,177
STAG Industrial, Inc. ...................... 7,600 259,768
6,261,709
a
Insurance  —  2 .2%
Aflac, Inc. .............................. 20,998 2,254,765
Allstate Corp. (The) ....................... 10,961 2,108,129
American Financial Group, Inc. ............... 3,005 410,363
American International Group, Inc. ............. 25,919 1,909,194
Aon PLC , Class A ........................ 9,041 3,352,584
Arch Capital Group Ltd. .................... 15,476 1,440,351
Arthur J Gallagher & Co. .................... 10,377 3,131,986
Assurant, Inc. ........................... 2,183 469,760
Axis Capital Holdings Ltd. ................... 3,322 302,368
Brown & Brown, Inc. ....................... 9,802 1,025,877
Chubb Ltd. ............................. 15,571 4,233,443
Cincinnati Financial Corp. ................... 6,409 878,353
CNA Financial Corp. ....................... 1,124 55,143
Enstar Group Ltd.
(a)
....................... 536 175,267
Erie Indemnity Co. , Class A , NVS .............. 1,036 417,456
Everest Group Ltd. ........................ 1,825 634,206
F&G Annuities & Life, Inc. ................... 765 35,121
Fidelity National Financial, Inc. ................ 10,814 629,050
First American Financial Corp. ................ 4,172 263,754
Globe Life, Inc. .......................... 3,488 425,850
Hanover Insurance Group, Inc. (The) ........... 1,497 229,176
Hartford Financial Services Group, Inc. (The) ...... 12,207 1,361,691
Kemper Corp. ........................... 2,721 182,797
Security Shares Value
a
Insurance (continued)
Kinsale Capital Group, Inc.
(b)
................. 917 $ 405,259
Lincoln National Corp. ..................... 6,391 224,708
Loews Corp. ............................ 7,685 656,683
Markel Group, Inc.
(a)
....................... 539 985,712
Marsh & McLennan Companies, Inc. ............ 20,382 4,420,448
MetLife, Inc. ............................ 24,169 2,090,860
Old Republic International Corp. ............... 9,907 362,398
Primerica, Inc. ........................... 1,453 421,617
Principal Financial Group, Inc. ................ 8,876 731,826
Progressive Corp. (The) .................... 24,304 5,989,478
Prudential Financial, Inc. .................... 14,861 1,794,614
Reinsurance Group of America, Inc. ............ 2,701 615,450
RenaissanceRe Holdings Ltd. ................ 2,162 502,838
RLI Corp. .............................. 3,380 247,923
Ryan Specialty Holdings, Inc. , Class A ........... 4,160 276,973
Selective Insurance Group, Inc. ............... 2,473 208,054
Travelers Companies, Inc. (The) ............... 9,496 2,328,229
Unum Group ............................ 6,106 465,583
W R Berkley Corp. ........................ 12,597 741,082
White Mountains Insurance Group, Ltd.
(b)
......... 102 197,111
Willis Towers Watson PLC ................... 4,231 1,394,390
50,987,920
a
Interactive Media & Services  —  6 .6%
Alphabet, Inc. , Class A ..................... 243,067 49,590,529
Alphabet, Inc. , Class C , NVS ................. 197,983 40,705,305
IAC, Inc.
(a)
.............................. 2,851 120,683
Match Group, Inc. ........................ 10,569 377,313
Meta Platforms, Inc. , Class A ................. 90,687 62,499,667
Pinterest, Inc. , Class A
(a)
.................... 25,065 826,142
Reddit, Inc. , Class A
(a) (b)
..................... 4,230 844,097
Snap, Inc. , Class A , NVS
(a) (b)
................. 43,777 494,242
ZoomInfo Technologies, Inc.
(a)
................ 12,686 130,539
155,588,517
a
IT Services  —  1 .4%
Accenture PLC , Class A .................... 26,013 10,013,704
Akamai Technologies, Inc.
(a)
.................. 6,325 631,868
Amdocs Ltd. ............................ 4,770 420,666
ASGN, Inc.
(a) (b)
........................... 1,938 170,951
Cloudflare, Inc. , Class A
(a)
................... 12,704 1,758,234
Cognizant Technology Solutions Corp. , Class A ..... 20,591 1,701,023
DXC Technology Co.
(a)
..................... 7,500 162,900
EPAM Systems, Inc.
(a)
...................... 2,321 589,441
Gartner, Inc.
(a)
........................... 3,207 1,740,856
GoDaddy, Inc. , Class A
(a)
.................... 5,871 1,248,468
International Business Machines Corp. .......... 38,423 9,824,761
MongoDB, Inc. , Class A
(a)
................... 3,032 828,706
Okta, Inc. , Class A
(a)
....................... 6,761 637,021
Snowflake, Inc. , Class A
(a)
................... 13,959 2,533,698
Twilio, Inc. , Class A
(a)
...................... 6,374 934,301
VeriSign, Inc.
(a)
.......................... 3,497 751,855
33,948,453
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 2,806 189,236
Hasbro, Inc. ............................ 5,432 314,187
Mattel, Inc.
(a)
............................ 14,445 269,255
Polaris, Inc. ............................. 2,260 107,802
YETI Holdings, Inc.
(a)
...................... 3,566 132,869
1,013,349
a
Life Sciences Tools & Services  —  1 .1%
Agilent Technologies, Inc. ................... 11,939 1,808,997
Avantor, Inc.
(a) (b)
.......................... 28,629 637,854

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 798 $ 287,982
Bio-Techne Corp. ......................... 6,700 492,785
Bruker Corp. ............................ 4,604 267,723
Charles River Laboratories International, Inc.
(a)
..... 2,123 349,785
Danaher Corp. .......................... 26,693 5,945,599
Illumina, Inc.
(a)
........................... 6,602 876,350
IQVIA Holdings, Inc.
(a)
...................... 7,215 1,452,812
Medpace Holdings, Inc.
(a)
................... 1,059 369,750
Mettler-Toledo International, Inc.
(a) (b)
............ 884 1,206,165
Repligen Corp.
(a)
......................... 2,158 358,681
Revvity, Inc. ............................ 5,091 642,128
Sotera Health Co.
(a) (b)
...................... 6,283 86,140
Thermo Fisher Scientific, Inc. ................. 15,912 9,511,398
Waters Corp.
(a)
.......................... 2,446 1,016,264
West Pharmaceutical Services, Inc. ............ 2,978 1,017,136
26,327,549
a
Machinery  —  1 .8%
AGCO Corp. ............................ 2,624 274,024
Allison Transmission Holdings, Inc. ............. 3,546 416,797
Caterpillar, Inc. .......................... 20,063 7,452,201
Chart Industries, Inc.
(a) (b)
.................... 1,724 364,781
CNH Industrial N.V. ....................... 36,353 468,227
Crane Co. .............................. 1,979 337,063
Cummins, Inc. ........................... 5,676 2,022,075
Deere & Co. ............................ 10,622 5,062,020
Donaldson Co., Inc. ....................... 4,995 355,594
Dover Corp. ............................ 5,747 1,170,549
Flowserve Corp. ......................... 5,520 345,662
Fortive Corp. ............................ 14,621 1,189,126
Gates Industrial Corp. PLC
(a)
................. 9,578 198,169
Graco, Inc. ............................. 7,021 590,958
IDEX Corp. ............................. 3,146 705,679
Illinois Tool Works, Inc. ..................... 11,168 2,894,299
Ingersoll Rand, Inc. ....................... 16,815 1,577,247
ITT, Inc. ............................... 3,363 507,880
Lincoln Electric Holdings, Inc. ................ 2,306 458,387
Middleby Corp. (The)
(a) (b)
.................... 2,215 379,075
Mueller Industries, Inc. ..................... 4,721 371,779
Nordson Corp. ........................... 2,243 493,953
Oshkosh Corp. .......................... 2,799 325,804
Otis Worldwide Corp. ...................... 16,687 1,592,274
PACCAR, Inc. ........................... 21,658 2,401,439
Parker-Hannifin Corp. ...................... 5,352 3,784,132
Pentair PLC ............................ 6,987 724,412
RBC Bearings, Inc.
(a)
...................... 1,228 428,265
Snap-on, Inc. ........................... 2,217 787,368
Stanley Black & Decker, Inc. ................. 6,379 561,799
Timken Co. (The) ......................... 2,750 220,742
Toro Co. (The) ........................... 4,376 364,389
Westinghouse Air Brake Technologies Corp. ....... 7,249 1,507,212
Xylem, Inc. ............................. 10,103 1,253,176
41,586,557
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 2,496 272,438
a
Media  —  0 .5%
Charter Communications, Inc. , Class A
(a) (b)
........ 4,044 1,397,161
Comcast Corp. , Class A .................... 158,617 5,339,048
Fox Corp. , Class A , NVS .................... 9,340 478,021
Fox Corp. , Class B ........................ 5,231 254,227
Interpublic Group of Companies, Inc. (The) ....... 15,327 439,425
Liberty Broadband Corp. , Class A
(a)
............. 702 53,373
Liberty Broadband Corp. , Class C , NVS
(a)
........ 4,730 362,602
Security Shares Value
a
Media (continued)
New York Times Co. (The) , Class A ............. 6,814 $ 370,000
News Corp. , Class A , NVS .................. 16,118 453,238
News Corp. , Class B ...................... 4,855 153,661
Nexstar Media Group, Inc. ................... 1,251 191,678
Omnicom Group, Inc. ...................... 8,216 713,067
Paramount Global , Class A
(b)
................. 370 8,440
Paramount Global , Class B , NVS .............. 24,776 269,563
Sirius XM Holdings, Inc.
(b)
................... 9,183 220,484
Trade Desk, Inc. (The) , Class A
(a)
.............. 18,733 2,223,232
12,927,220
a
Metals & Mining  —  0 .4%
Alcoa Corp. ............................. 10,878 384,211
Anglogold Ashanti PLC
(b)
.................... 17,728 535,563
ATI, Inc.
(a)
.............................. 5,927 338,373
Cleveland-Cliffs, Inc.
(a) (b)
.................... 19,438 199,045
Commercial Metals Co. ..................... 4,809 233,188
Freeport-McMoRan, Inc. .................... 59,666 2,139,026
Newmont Corp. .......................... 47,803 2,042,144
Nucor Corp. ............................ 9,886 1,269,659
Reliance, Inc. ........................... 2,292 663,534
Royal Gold, Inc. .......................... 2,724 380,870
Steel Dynamics, Inc. ....................... 5,979 766,508
United States Steel Corp. ................... 9,180 338,283
9,290,404
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 36,802 366,916
Annaly Capital Management, Inc. .............. 23,294 475,430
Rithm Capital Corp. ....................... 21,023 241,975
Starwood Property Trust, Inc. ................. 13,266 256,697
1,341,018
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 10,949 1,031,396
Black Hills Corp. ......................... 2,747 161,331
CenterPoint Energy, Inc. .................... 26,748 871,182
CMS Energy Corp. ........................ 12,400 818,400
Consolidated Edison, Inc. ................... 14,402 1,350,044
Dominion Energy, Inc. ...................... 34,974 1,944,205
DTE Energy Co. ......................... 8,551 1,025,094
NiSource, Inc. ........................... 19,397 723,508
Public Service Enterprise Group, Inc. ........... 20,707 1,729,863
Sempra ............................... 26,209 2,173,512
WEC Energy Group, Inc. .................... 13,036 1,293,953
13,122,488
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 6,060 443,228
Cousins Properties, Inc. .................... 6,952 212,245
Kilroy Realty Corp. ........................ 4,405 171,883
Vornado Realty Trust
(b)
..................... 6,602 285,603
1,112,959
a
Oil, Gas & Consumable Fuels  —  2 .9%
Antero Resources Corp.
(a)
................... 12,259 457,506
APA Corp. ............................. 15,073 330,551
Cheniere Energy, Inc. ...................... 9,427 2,108,349
Chevron Corp. ........................... 69,450 10,361,246
Chord Energy Corp. ....................... 2,579 290,009
Civitas Resources, Inc. ..................... 3,878 196,847
ConocoPhillips .......................... 53,753 5,312,409
Coterra Energy, Inc. ....................... 30,537 846,486
Devon Energy Corp. ....................... 27,297 930,828
Diamondback Energy, Inc. ................... 7,799 1,281,844
DT Midstream, Inc. ........................ 4,007 405,028

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ...................... 23,503 $ 2,956,442
EQT Corp. ............................. 24,454 1,250,088
Expand Energy Corp. ...................... 8,662 880,059
Exxon Mobil Corp. ........................ 182,852 19,534,079
Hess Corp. ............................. 11,483 1,596,481
HF Sinclair Corp. ......................... 6,661 240,329
Kinder Morgan, Inc. ....................... 80,488 2,211,810
Marathon Petroleum Corp. .................. 13,355 1,945,957
Matador Resources Co. .................... 5,001 290,058
Murphy Oil Corp. ......................... 6,161 164,067
New Fortress Energy, Inc. , Class A
(b)
............ 4,370 65,550
Occidental Petroleum Corp. .................. 27,786 1,296,217
ONEOK, Inc. ............................ 25,808 2,507,763
Ovintiv, Inc. ............................. 11,095 468,431
Permian Resources Corp. , Class A ............. 26,438 387,317
Phillips 66 .............................. 17,161 2,022,767
Range Resources Corp. .................... 10,211 378,215
Targa Resources Corp. ..................... 9,127 1,796,194
Texas Pacific Land Corp.
(b)
.................. 772 1,001,415
Valero Energy Corp. ....................... 13,156 1,749,748
Williams Companies, Inc. (The) ............... 50,419 2,794,725
68,058,815
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 2,662 311,374
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 5,220 382,365
American Airlines Group, Inc.
(a)
................ 27,529 465,791
Delta Air Lines, Inc. ....................... 26,540 1,785,346
Joby Aviation, Inc. , Class A
(a) (b)
................ 19,803 163,573
Southwest Airlines Co. ..................... 25,124 771,558
United Airlines Holdings, Inc.
(a) (b)
............... 13,585 1,437,836
5,006,469
a
Personal Care Products  —  0 .1%
Coty, Inc. , Class A
(a) (b)
...................... 16,034 117,530
elf Beauty, Inc.
(a)
......................... 2,354 235,188
Estee Lauder Companies, Inc. (The) , Class A ...... 9,684 807,936
Kenvue, Inc. ............................ 79,028 1,682,506
2,843,160
a
Pharmaceuticals  —  2 .9%
Bristol-Myers Squibb Co. .................... 84,400 4,975,380
Elanco Animal Health, Inc.
(a) (b)
................ 21,217 255,240
Eli Lilly & Co. ........................... 32,778 26,585,580
Intra-Cellular Therapies, Inc.
(a)
................ 4,094 520,266
Jazz Pharmaceuticals PLC
(a) (b)
................ 2,584 321,372
Johnson & Johnson ....................... 100,156 15,238,735
Merck & Co., Inc. ......................... 105,267 10,402,485
Organon & Co. .......................... 10,489 163,209
Perrigo Co. PLC ......................... 5,658 140,941
Pfizer, Inc. ............................. 235,328 6,240,899
Royalty Pharma PLC , Class A ................ 16,317 515,291
Viatris, Inc. ............................. 50,105 565,184
Zoetis, Inc. , Class A ....................... 18,742 3,203,008
69,127,590
a
Professional Services  —  0 .8%
Alight, Inc. , Class A ....................... 18,958 129,862
Amentum Holdings, Inc.
(a)
................... 5,196 108,960
Automatic Data Processing, Inc. ............... 16,909 5,123,596
Booz Allen Hamilton Holding Corp. , Class A ....... 5,360 691,440
Broadridge Financial Solutions, Inc. ............ 4,860 1,157,749
CACI International, Inc. , Class A
(a)
............. 907 350,338
Clarivate PLC
(a)
.......................... 17,764 96,281
Security Shares Value
a
Professional Services (continued)
Concentrix Corp. ......................... 1,970 $ 102,992
Dayforce, Inc.
(a) (b)
......................... 6,568 464,620
Dun & Bradstreet Holdings, Inc. ............... 12,884 158,473
Equifax, Inc. ............................ 5,118 1,406,324
FTI Consulting, Inc.
(a)
...................... 1,500 293,025
Genpact Ltd. ............................ 6,478 315,414
Insperity, Inc. ............................ 1,483 111,240
Jacobs Solutions, Inc. ...................... 5,196 728,116
KBR, Inc. .............................. 5,705 310,466
Leidos Holdings, Inc. ...................... 5,613 797,214
ManpowerGroup, Inc. ...................... 2,036 122,608
Maximus, Inc. ........................... 2,611 196,582
Parsons Corp.
(a)
.......................... 1,946 154,259
Paychex, Inc. ........................... 13,330 1,968,441
Paycom Software, Inc. ..................... 1,978 410,554
Paylocity Holding Corp.
(a)
................... 1,796 369,114
Robert Half, Inc. ......................... 4,328 280,411
Science Applications International Corp. ......... 2,094 226,738
SS&C Technologies Holdings, Inc. ............. 9,001 728,631
TransUnion ............................. 7,946 788,641
TriNet Group, Inc. ........................ 1,323 123,555
UL Solutions, Inc. , Class A
(b)
................. 2,453 132,241
Verisk Analytics, Inc. ....................... 5,934 1,705,669
19,553,554
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 12,497 1,808,816
CoStar Group, Inc.
(a)
....................... 16,980 1,300,668
Howard Hughes Holdings, Inc.
(a)
............... 1,197 91,415
Jones Lang LaSalle, Inc.
(a)
................... 1,973 557,964
Seaport Entertainment Group, Inc.
(a) (b)
........... 809 21,527
Zillow Group, Inc. , Class A
(a) (b)
................ 2,363 187,150
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 6,268 515,355
4,482,895
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 13,059 452,233
AvalonBay Communities, Inc. ................ 5,905 1,308,017
Camden Property Trust ..................... 4,411 501,575
Equity LifeStyle Properties, Inc. ............... 7,739 506,518
Equity Residential ........................ 14,145 999,061
Essex Property Trust, Inc. ................... 2,642 751,834
Invitation Homes, Inc. ...................... 23,895 744,329
Mid-America Apartment Communities, Inc. ........ 4,881 744,743
Sun Communities, Inc. ..................... 4,882 617,573
UDR, Inc. .............................. 12,492 521,416
7,147,299
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 4,205 305,157
Brixmor Property Group, Inc. ................. 12,389 322,857
Federal Realty Investment Trust ............... 3,072 333,711
Kimco Realty Corp. ....................... 27,679 621,394
NNN REIT, Inc. .......................... 7,484 294,795
Realty Income Corp. ....................... 36,518 1,995,344
Regency Centers Corp. .................... 6,848 491,960
Simon Property Group, Inc. .................. 12,768 2,219,844
6,585,062
a
Semiconductors & Semiconductor Equipment  —  9 .8%
Advanced Micro Devices, Inc.
(a)
............... 67,435 7,819,088
Allegro MicroSystems, Inc.
(a)
................. 6,475 155,983
Amkor Technology, Inc. ..................... 4,981 122,582
Analog Devices, Inc. ....................... 20,680 4,381,885
Applied Materials, Inc. ..................... 34,380 6,200,433

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Axcelis Technologies, Inc.
(a) (b)
................. 1,360 $ 92,480
Broadcom, Inc. .......................... 194,294 42,991,433
Cirrus Logic, Inc.
(a)
........................ 2,199 220,868
Enphase Energy, Inc.
(a) (b)
.................... 5,719 356,179
Entegris, Inc. ............................ 6,265 636,148
First Solar, Inc.
(a)
......................... 4,442 744,124
GlobalFoundries, Inc.
(a) (b)
.................... 3,444 142,823
Intel Corp. ............................. 179,223 3,482,303
KLA Corp. .............................. 5,572 4,113,473
Lam Research Corp. ...................... 53,468 4,333,581
Lattice Semiconductor Corp.
(a) (b)
............... 5,746 327,637
Marvell Technology, Inc. .................... 36,003 4,063,299
Microchip Technology, Inc. ................... 22,346 1,213,388
Micron Technology, Inc. ..................... 46,049 4,201,511
MKS Instruments, Inc. ..................... 2,858 323,754
Monolithic Power Systems, Inc. ............... 2,034 1,296,411
NVIDIA Corp. ........................... 1,020,440 122,524,231
NXP Semiconductors N.V. ................... 10,608 2,212,298
ON Semiconductor Corp.
(a)
.................. 17,664 924,534
Onto Innovation, Inc.
(a)
..................... 2,057 421,191
Power Integrations, Inc. .................... 2,295 143,024
Qorvo, Inc.
(a)
............................ 4,051 336,152
QUALCOMM, Inc. ........................ 46,262 8,000,088
Rambus, Inc.
(a)
.......................... 4,533 279,324
Silicon Laboratories, Inc.
(a)
................... 1,320 178,979
Skyworks Solutions, Inc. .................... 6,505 577,384
Teradyne, Inc. ........................... 6,798 787,140
Texas Instruments, Inc. ..................... 37,917 6,999,857
Universal Display Corp. .................... 1,785 267,607
230,871,192
a
Software  —  10 .2%
Adobe, Inc.
(a)
............................ 18,346 8,025,458
ANSYS, Inc.
(a)
........................... 3,620 1,268,810
Appfolio, Inc. , Class A
(a) (b)
................... 908 212,390
AppLovin Corp. , Class A
(a)
................... 8,936 3,302,656
Aspen Technology, Inc.
(a)
.................... 1,102 290,432
Atlassian Corp. , Class A
(a)
................... 6,709 2,058,187
Autodesk, Inc.
(a)
.......................... 8,959 2,789,295
Bentley Systems, Inc. , Class B ................ 6,417 298,711
BILL Holdings, Inc.
(a)
....................... 4,046 391,531
Blackbaud, Inc.
(a)
......................... 1,647 127,066
Braze, Inc. , Class A
(a) (b)
..................... 2,564 117,893
Cadence Design Systems, Inc.
(a)
.............. 11,430 3,401,797
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 17,401 193,325
Confluent, Inc. , Class A
(a)
................... 10,230 303,626
Crowdstrike Holdings, Inc. , Class A
(a)
............ 9,671 3,849,735
Datadog, Inc. , Class A
(a)
.................... 13,081 1,866,790
DocuSign, Inc.
(a)
......................... 8,576 829,557
Dolby Laboratories, Inc. , Class A .............. 2,450 205,139
DoubleVerify Holdings, Inc.
(a)
................. 5,761 118,734
Dropbox, Inc. , Class A
(a)
.................... 9,839 316,324
Dynatrace, Inc.
(a)
......................... 12,411 716,735
Elastic N.V.
(a)
............................ 3,386 381,196
Fair Isaac Corp.
(a)
......................... 1,021 1,912,905
Fortinet, Inc.
(a)
........................... 26,336 2,656,776
Gen Digital, Inc. .......................... 22,313 600,443
Gitlab, Inc. , Class A
(a) (b)
..................... 4,911 357,324
Guidewire Software, Inc.
(a)
................... 3,503 740,079
HashiCorp, Inc. , Class A
(a)
................... 6,054 207,047
HubSpot, Inc.
(a)
.......................... 2,144 1,671,312
Informatica, Inc. , Class A
(a)
.................. 3,440 88,339
Intuit, Inc. .............................. 11,647 7,005,787
Manhattan Associates, Inc.
(a)
................. 2,537 529,193
Microsoft Corp. .......................... 309,289 128,373,492
Security Shares Value
a
Software (continued)
MicroStrategy, Inc. , Class A
(a) (b)
................ 7,943 $ 2,659,237
nCino, Inc.
(a) (b)
........................... 3,836 130,462
Nutanix, Inc. , Class A
(a)
..................... 10,311 709,036
Oracle Corp. ............................ 66,915 11,379,565
Palantir Technologies, Inc. , Class A
(a)
........... 85,178 7,026,333
Palo Alto Networks, Inc.
(a) (b)
.................. 27,196 5,015,486
Pegasystems, Inc. ........................ 1,979 214,306
Procore Technologies, Inc.
(a) (b)
................ 4,430 352,451
PTC, Inc.
(a)
............................. 4,930 953,856
Roper Technologies, Inc. .................... 4,461 2,567,975
Salesforce, Inc. .......................... 39,797 13,598,635
Samsara, Inc. , Class A
(a) (b)
................... 8,559 440,789
SentinelOne, Inc. , Class A
(a)
.................. 11,947 286,131
ServiceNow, Inc.
(a)
........................ 8,576 8,733,627
SPS Commerce, Inc.
(a)
..................... 1,527 282,006
Synopsys, Inc.
(a)
......................... 6,378 3,351,511
Tyler Technologies, Inc.
(a)
................... 1,764 1,061,293
UiPath, Inc. , Class A
(a) (b)
.................... 18,588 264,321
Unity Software, Inc.
(a)
...................... 12,069 267,932
Varonis Systems, Inc.
(a) (b)
.................... 4,772 216,458
Workday, Inc. , Class A
(a)
.................... 8,889 2,329,451
Workiva, Inc. , Class A
(a)
..................... 2,162 212,352
Zoom Communications, Inc. , Class A
(a)
.......... 10,786 937,735
Zscaler, Inc.
(a)
........................... 3,914 792,937
238,991,969
a
Specialized REITs  —  0 .9%
American Tower Corp. ..................... 19,366 3,581,742
Crown Castle, Inc. ........................ 18,127 1,618,379
CubeSmart ............................. 9,449 394,023
Digital Realty Trust, Inc. .................... 12,957 2,123,134
Equinix, Inc. ............................ 4,009 3,662,863
Extra Space Storage, Inc. ................... 8,773 1,351,042
Gaming and Leisure Properties, Inc. ............ 11,310 547,291
Iron Mountain, Inc. ........................ 12,157 1,234,786
Lamar Advertising Co. , Class A ............... 3,637 459,790
Millrose Properties, Inc.
(a)
................... 5,293 58,541
PotlatchDeltic Corp. ....................... 2,830 126,586
Public Storage ........................... 6,563 1,958,924
Rayonier, Inc. ........................... 5,673 148,292
SBA Communications Corp. , Class A ............ 4,472 883,488
VICI Properties, Inc. ....................... 44,014 1,310,297
Weyerhaeuser Co. ........................ 29,962 917,436
20,376,614
a
Specialty Retail  —  2 .0%
Advance Auto Parts, Inc. .................... 2,462 119,407
AutoNation, Inc.
(a)
......................... 1,124 211,930
AutoZone, Inc.
(a)
......................... 703 2,355,198
Bath & Body Works, Inc. .................... 9,392 353,233
Best Buy Co., Inc. ........................ 8,095 695,037
Burlington Stores, Inc.
(a)
.................... 2,629 746,452
CarMax, Inc.
(a)
........................... 6,607 565,823
Carvana Co. , Class A
(a)
..................... 4,914 1,216,117
Chewy, Inc. , Class A
(a)
..................... 6,848 266,935
Dick's Sporting Goods, Inc. .................. 2,439 585,482
Five Below, Inc.
(a)
......................... 2,319 217,476
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 4,523 452,752
GameStop Corp. , Class A
(a) (b)
................. 16,158 434,650
Gap, Inc. (The) .......................... 8,809 212,033
Home Depot, Inc. (The) .................... 41,275 17,004,475
Lithia Motors, Inc. , Class A .................. 1,137 427,626
Lowe's Companies, Inc. .................... 23,655 6,151,246
Murphy USA, Inc. ........................ 771 387,744
O'Reilly Automotive, Inc.
(a)
................... 2,397 3,102,725

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Specialty Retail (continued)
Penske Automotive Group, Inc. ............... 818 $ 135,485
RH
(a) (b)
................................ 642 269,069
Ross Stores, Inc. ......................... 13,745 2,069,447
TJX Companies, Inc. (The) .................. 46,898 5,852,401
Tractor Supply Co. ........................ 22,523 1,224,350
Ulta Beauty, Inc.
(a)
........................ 1,966 810,287
Valvoline, Inc.
(a)
.......................... 5,329 197,759
Wayfair, Inc. , Class A
(a) (b)
.................... 3,755 181,629
Williams-Sonoma, Inc. ..................... 5,349 1,130,618
47,377,386
a
Technology Hardware, Storage & Peripherals  —  6 .7%
Apple, Inc. ............................. 628,813 148,399,868
Dell Technologies, Inc. , Class C ............... 12,764 1,322,350
Hewlett Packard Enterprise Co. ............... 53,995 1,144,154
HP, Inc. ............................... 40,047 1,301,527
NetApp, Inc. ............................ 8,570 1,046,397
Pure Storage, Inc. , Class A
(a)
................. 12,779 866,288
Seagate Technology Holdings PLC ............. 8,749 843,054
Super Micro Computer, Inc.
(a) (b)
................ 21,090 601,487
Western Digital Corp.
(a)
..................... 14,366 935,658
156,460,783
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Capri Holdings Ltd.
(a)
...................... 4,823 119,514
Columbia Sportswear Co. ................... 1,442 127,329
Crocs, Inc.
(a)
............................ 2,481 253,236
Deckers Outdoor Corp.
(a)
.................... 6,308 1,118,787
Levi Strauss & Co. , Class A .................. 4,033 76,748
Lululemon Athletica, Inc.
(a)
................... 4,693 1,943,841
NIKE, Inc. , Class B ....................... 49,474 3,804,550
PVH Corp. ............................. 2,299 205,990
Ralph Lauren Corp. , Class A ................. 1,686 420,994
Skechers USA, Inc. , Class A
(a)
................ 5,617 423,185
Tapestry, Inc. ............................ 9,440 688,553
VF Corp. .............................. 13,610 353,452
9,536,179
a
Tobacco  —  0 .5%
Altria Group, Inc. ......................... 70,657 3,690,415
Philip Morris International, Inc. ................ 64,758 8,431,492
12,121,907
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 4,332 200,138
Applied Industrial Technologies, Inc. ............ 1,638 425,929
Core & Main, Inc. , Class A
(a)
.................. 8,037 453,608
Fastenal Co. ............................ 23,647 1,731,906
Ferguson Enterprises, Inc. ................... 8,383 1,518,329
FTAI Aviation Ltd. ......................... 4,258 428,057
MSC Industrial Direct Co., Inc. , Class A .......... 1,897 152,538
SiteOne Landscape Supply, Inc.
(a) (b)
............. 1,891 269,089
United Rentals, Inc. ....................... 2,726 2,066,472
Watsco, Inc. ............................ 1,450 693,956
WESCO International, Inc. ................... 1,844 341,140
WW Grainger, Inc. ........................ 1,843 1,958,501
10,239,663
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 8,120 1,012,077
Essential Utilities, Inc. ...................... 10,320 366,153
1,378,230
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 4,053 $ —
T-Mobile U.S., Inc. ........................ 20,302 4,729,757
4,729,757
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,045,271,892 ) ............................... 2,340,517,494
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (e) (f)
...................... 19,744,114 19,753,985
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (e)
............................ 2,638,173 2,638,173
a
Total Short-Term Securities — 1.0%
(Cost: $ 22,384,826 ) ................................. 22,392,158
Total Investments — 100.8%
(Cost: $ 1,067,656,718 ) ............................... 2,362,909,652
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (18,740,084)
Net Assets — 100.0% ................................. $ 2,344,169,568
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 14,056,104  $ 5,694,963
(a)
$ —  $ 64  $ 2,854  $ 19,753,985  19,744,114  $ 75,529
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,681,265  —  (1,043,092)
(a)
—  —  2,638,173  2,638,173  129,607  —
BlackRock, Inc. .. 4,136,181  704,215  (161,577) 80,344  1,746,537  6,505,700  6,049  87,205  —
$ 80,408  $ 1,749,391
$ 28,897,858
$ 292,341  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 11 03/21/25 $ 3,337 $ 13,503

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Dow Jones U.S. ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,340,458,953  $ 58,541  $ —  $ 2,340,517,494
Short-Term Securities
Money Market Funds ...................................... 22,392,158  —  —  22,392,158
$ 2,362,851,111  $ 58,541  $ —  $ 2,362,909,652
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 13,503  $ —  $ —  $ 13,503
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)